Bahl & Gaynor Dividend ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 5.2%
Alphabet, Inc. - Class A	73,130	$21,029,263
Meta Platforms, Inc. - Class A	28,132	16,095,161
		37,124,424

Consumer Discretionary - 6.0%
Ferrari NV	27,610	9,344,605
Home Depot, Inc.	32,533	10,699,778
TJX Cos., Inc.	143,553	22,925,414
		42,969,797

Consumer Staples - 3.8%
Mondelez International, Inc. - Class A	211,610	12,197,200
Procter & Gamble Co.	23,485	3,392,174
Walmart, Inc.	89,335	11,102,554
		26,691,928

Energy - 7.5%
Chevron Corp.	47,197	9,765,060
Targa Resources Corp.	90,063	22,581,496
Williams Cos., Inc.	292,400	21,280,872
		53,627,428

Financials - 16.8%
Apollo Global Management, Inc.	88,119	9,818,219
Cboe Global Markets, Inc.	47,977	13,484,895
CME Group, Inc.	14,337	4,234,433
Evercore, Inc. - Class A	15,817	4,721,533
Hartford Insurance Group, Inc.	133,261	18,020,885
JPMorgan Chase & Co.	55,784	16,409,421
KKR & Co., Inc.	67,623	6,255,128
Reinsurance Group of America, Inc.	78,585	16,043,914
Travelers Cos., Inc.	48,658	14,192,565
Victory Capital Holdings, Inc. - Class A	251,363	16,459,249
		119,640,242

Health Care - 10.5%
AbbVie, Inc.	98,896	21,508,891
Eli Lilly & Co.	30,349	27,914,100
Encompass Health Corp.	126,424	12,228,993
UnitedHealth Group, Inc.	48,010	12,991,026
		74,643,010

Industrials - 18.1%
Broadridge Financial Solutions, Inc.	44,039	7,155,457
Carlisle Cos., Inc.	27,118	9,047,107
Carrier Global Corp.	242,239	13,640,478
Cintas Corp.	105,389	17,825,495
Hubbell, Inc.	18,808	9,229,838
L3Harris Technologies, Inc.	48,537	16,752,546
Parker-Hannifin Corp.	18,140	16,239,654
RB Global, Inc.	83,946	8,046,224
Snap-on, Inc.	37,016	13,444,951
Waste Management, Inc.	75,276	17,297,672
		128,679,422

Information Technology - 24.0%
Accenture PLC - Class A	33,399	6,622,688
Amphenol Corp. - Class A	98,566	12,453,814
Analog Devices, Inc.	36,825	11,715,506
Broadcom, Inc.	113,375	35,090,696
Microsoft Corp.	41,565	15,386,116
Motorola Solutions, Inc.	64,966	28,193,295
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	118,674	40,105,878
Western Digital Corp.	76,415	20,669,493
		170,237,486

Materials - 2.4%
Avery Dennison Corp.	25,008	4,318,381
Linde PLC	25,105	12,446,055
		16,764,436

Utilities - 5.6%
CMS Energy Corp.	144,119	11,180,752
NextEra Energy, Inc.	187,819	17,444,629
Sempra	117,817	11,448,278
		40,073,659
TOTAL COMMON STOCKS (Cost $641,722,106)		710,451,832

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 0.1%	Par	Value
3.60%, 06/25/2026 (a)	$154,000	152,697
3.56%, 07/02/2026 (a)	127,000	125,832
TOTAL U.S. TREASURY BILLS (Cost $278,556)		278,529

TOTAL INVESTMENTS - 100.0% (Cost $642,000,662)		710,730,361
Other Assets in Excess of Liabilities - 0.0% (b)		255,759
TOTAL NET ASSETS - 100.0%		$710,986,120

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	The rate shown is the annualized yield as of March 31, 2026.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Bahl & Gaynor Dividend ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$710,451,832	$–	$–	$710,451,832
U.S. Treasury Bills	–	278,529	–	278,529
Total Investments	$710,451,832	$278,529	$–	$710,730,361

Refer to the Schedule of Investments for further disaggregation of investment categories.